Reconciliation of Benefit Obligation for Post-retirement Healthcare Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Opening balance	$ 2.1	$ 2.1
Service and interest costs	0.1	0.3	0.1
Contributions paid	(0.3)	(0.1)
Translation	(0.3)	(0.2)
Closing balance	$ 1.6	$ 2.1	$ 2.1